Shareholders' Equity - Summary of Reconciliation of RSU's (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Forfeited during the year	€ 20.03
Expired during the year	0
Vested during the year	20.03
Granted during the year	20.03
Outstanding ending balance	€ 20.03
Forfeited during the year	(12,219)
Expired during the year	0
Vested during the year	(7,331)
Granted during the year	214,096
Outstanding ending balance	194,546